CAPITAL CASH MANAGEMENT TRUST

                                     Supplement to the Prospectus
                                        Dated October 31, 1997
                                   as Supplemented November 10, 1997


The Prospectus is amended as follows:

1. The Shareholders of the Trust have approved an amendment to the Declaration of Trust to authorize multiple classes of shares for the Trust. When additional classes of shares are implemented the Prospectus will be further supplemented to describe them.

2. The first sentence of the second paragraph of Investment Restriction No. 1 on page 10 of the Prospectus is replaced by the following:

       The Trust cannot buy the securities (not including U.S. Government Securities) of any issuer if more than 5% of its total assets (valued at market value) would then be invested in securities of that issuer, provided, however that the Trust may invest not more than 25% of its total assets in the First Tier Securities (as defined in the Rule) of a single issuer for a period up to three business days after the purchase thereof, and provided further that the Trust may not make more than one investment in accordance with the foregoing proviso at any time.

       These changes were approved by the shareholders of the Trust at the special meeting of the shareholders held December 10, 1997.


              The date of this supplement is December 19, 1997.

                  Capital Cash Management Trust

                       380 Madison Avenue
                           Suite 2300
                       New York, NY 10017
                          212-697-6666

Prospectus                                       October 31, 1997
                                   Supplemented November 10, 1997

     The Trust's objective is the best obtainable yields on "money market" securities consistent with low capital risk. The Trust seeks to achieve this objective by investing in a portfolio of "money market" securities meeting specific quality standards.

      Shares of the Trust may be purchased and redeemed at their next determined net asset value, which is normally the constant price of $1.00 per share; see "Net Asset Value Per Share." Purchases are made without any sales charge through Aquila Distributors, Inc., which is the exclusive Distributor of the Trust's shares. See "How to Invest in the Trust" and "How to Redeem Your Investment."

     This Prospectus concisely states information about the Trust that you should know before investing. A Statement of Additional Information about the Trust dated October 31, 1997 (the "Additional Statement") has been filed with the Securities and Exchange Commission and is available without charge upon written request to the Trust's Shareholder Servicing Agent, at the address given below, or by calling the telephone number(s) given below. The Additional Statement contains information about the Trust and its management not included in the Prospectus. The Additional Statement is incorporated by reference in its entirety in the Prospectus. Only when you have read both the Prospectus and the Additional Statement are all the material facts about the Trust available to you.

     AN INVESTMENT IN THE TRUST IS NEITHER INSURED NOR GUARANTEED
BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE TRUST
WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER
SHARE.

     SHARES OF THE TRUST ARE NOT DEPOSITS IN, OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY ANY BANK. SHARES OF THE TRUST ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE.

     An investment in the Trust involves investment risks, including possible loss of principal amount invested.

For Purchase, Redemption or Account Inquiries Contact the Trust's
Shareholder Servicing Agent:

                            PFPC Inc.
           400 Bellevue Parkway, Wilmington, DE 19809
                   Call 800-952-6666 toll free


For General Inquiries & Yield Information, Call 212-697-6666

This Prospectus Should Be Read and Retained For Future Reference

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                         CAPITAL CASH MANAGEMENT TRUST
                               TABLE OF EXPENSES

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases...........................      0%
Maximum Sales Load Imposed on Reinvested Dividends................      0%
Deferred Sales Load...............................................      0%
Redemption Fees...................................................      0%
Exchange Fee .....................................................      0%

ANNUAL FUND OPERATING EXPENSES*
(as a percentage of average net assets)

Investment Advisory Fee After Waiver+ .............................     0%
12b-1 Fee++........................................................     0%
Total Other Expenses After Expense Reimbursement and Fee Waiver+...  0.40%
     Administration Fee After Waiver+..........................0.00%
     Other Expenses After Expense Reimbursement+...............0.40%
Total Trust Operating Expenses After Expense Reimbursement
     and Fee Waivers+...............................................  0.40%


Example**                      1 year  3 years  5 years  10 years

You would pay the following
expenses on a $1,000
investment, assuming (1) 5%
annual return and (2)
redemption at the end of
each time period.........        $4      $13      $22      $51

*Based upon amounts incurred during the most recent fiscal year of the Trust.

+Absent fee waiver, investment advisory fees would have been incurred at the rate of 0.20% of average net assets. Also absent administration fee waiver, administration fees would have been incurred at the rate of 0.15% of average net assets and other expenses would have included those fees. Absent any fee waiver or expense reimbursement, total Trust operating expenses for the year would have been incurred at the annual rate of 6.49%. In general, operating expense ratios decrease substantially as Trust asset size increases.

++ The 12b-1 Plan of the Trust does not involve payments out of the assets or income of the Trust designed to recognize sales of shares of the Trust or to pay advertising expenses.

** The expense example is based upon an amount at the beginning of each year which includes the prior year's assumed results. A year's results consist of an assumed 5% annual return less expenses at a 0.40% annual rate; the expense ratio was applied to an assumed average balance (the year's starting investment plus one-half the year's results). Each column represents the cumulative expenses so determined for the period specified.



     THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE SECURITIES AND EXCHANGE COMMISSION SPECIFIES THAT ALL MUTUAL FUNDS USE THE 5% RATE FOR PURPOSES OF PREPARING THE ABOVE EXAMPLE.

     The purpose of the above table is to assist the investor in understanding the various costs and expenses that an investor in the Trust will bear directly or indirectly. The Administrator of the Trust has undertaken to waive fees and reimburse the Trust to the extent that annual expenses exceed 0.60 of 1% of average annual net assets in any fiscal year. Although not obligated to do so, in addition to complying with the requirements of applicable agreements, those entitled to invest advisory and administration fees may continue to waive a portion or all of those fees and may continue to reimburse the Trust for various expenses; the above table reflects one such possible arrangement and should not be understood as a commitment or prediction that any fees, or that any particular portion of fees, will be waived, or that any particular expenses will be reimbursed. (See "Management Arrangements" for a more complete description of the various management fees.) Nor should the assumed 5% annual return be interpreted as a prediction of an actual return, which may be higher or lower.


                         CAPITAL CASH MANAGEMENT TRUST
              (FORMERLY CENTENNIAL CAPITAL CASH MANAGEMENT TRUST)

                             FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

     The following table of Financial Highlights as it relates to the five years ended June 30, 1997 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon is included in the Trust's financial statements contained in its Annual Report, which are incorporated by reference into the Additional Statement. The information provided in the table should be read in conjunction with the financial statements and related notes.++ A copy of these financial statements can be obtained without charge by calling or writing the Shareholder Servicing Agent at the address and telephone numbers on the cover of the Prospectus.


                                   Year ended June 30,
                          1997       1996      1995      1994      1993
Net Asset Value,
 Beginning
 of Year..............   $1.0000    $1.0000   $1.0000   $1.0000   $1.0000
Income from
Investment Operations:
 Net investment
 income...............    0.0489     0.0518    0.0497    0.0309    0.0310
Less Distributions:
 Dividends from net
 investment income....   (0.0489)   (0.0518)  (0.0497)  (0.0309)  (0.0310)
Net Asset Value,
End of Year...........   $1.00000   $1.0000   $1.0000   $1.0000   $1.0000
Total Return(%).......     5.00      5.29      5.09      3.14      3.14

Ratios/Supplemental
Data
 Net Assets, End of Year
 ($ in thousands).....    1.435      1.765      1,660    1,713     1,744
Ratio of Expenses
 to Average Net
 Assets (%)...........    0.40       0.40       0.40      0.28      0.09
Ratio of Net Investment
 Income to Average
 Net Assets...........    4.89       5.17       5.00      3.08      3.11


Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees, the Administrator's voluntary expense reimbursement and the reimbursement by the former sub-adviser and administrator for the cost of a security that was sold before maturity in 1989 would have been:

Net Investment
 Income (loss)($).....  (0.0119)    (0.0018)    0.0038   (0.0137)  (0.0221)
Ratio of Expenses
 to Average Net
 Assets.(%)...........    6.49        5.75       5.02      4.73      5.41
Ratio of Net
Investment Income
to Average Net
Assets................   (1.19)      (0.18)     (0.38)    (1.37)    (2.21)


          1992     1991     1990     1989     1988

         $1.0000  $1.0000  $1.0000  $1.0000   $1.0000
          0.0448   0.0684   0.0806   0.0823   0.0632
         (0.0448) (0.0684) (0.0806) (0.0823)  (0.0632)
         $1.0000  $1.0000  $1.0000   $1.0000  $1.0000
          4.57     7.06     8.36      8.54      6.50
          2,088    2,403    2,305     2,977    129,796
          0.10     0.24     0.34      0.61      0.70
          4.52     6.85     8.07      7.39      6.32
         (0.0104) 0.0320   0.0449    0.0746    0.0632
          5.68     3.89     3.92+     1.30      0.70
         (1.05)    3.20     4.50+     6.68      6.32

+ Restated to eliminate certain excess portfolio management and record-keeping expenses.

++ On August 1, 1988, STCM Management Company, Inc. assumed portfolio management functions, replacing HT Investors, Inc.

The Trust's "current yield" for the seven days ended June 30, 1997 was 4.97% and its "compounded effective yield" for that period was 5.09%;
see the Additional Statement for the methods of calculating these yields.


                          INTRODUCTION

     The Trust is an open-end diversified investment company organized in 1976 as a Massachusetts business trust, designed to suit the cash management needs of individuals, corporations, institutions and fiduciaries.

     Cash of investors may be invested in shares of the Trust as an alternative to idle funds, direct investments in savings deposits, or short-term debt securities. The Trust offers the opportunity to keep cash reserves fully invested and provides you with a professionally managed portfolio of money market instruments which may be more diversified, higher yielding, more stable and more liquid than you might be able to obtain on an individual basis. Through the convenience of a single security consisting of shares of the Trust, you are also relieved of the inconvenience of making direct investments, including the selection, purchasing and handling of securities.

                INVESTMENT OF THE TRUST'S ASSETS

     The objective of the Trust is to achieve the best obtainable yields on "money market" securities consistent with low capital risk. There is no assurance that the Trust will achieve this objective, which is a fundamental policy of the Trust.

     In addition to the requirements of the Trust's management policies, all obligations and instruments purchased by the Trust must meet the requirements of Rule 2a-7 (the "Rule") of the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The provisions of the Rule that affect portfolio management are summarized under "Effect of the Rule on Portfolio Management," below. In brief, the Rule's provisions for quality, diversity and maturity require the Trust to limit its investments to those instruments which the Trust's investment adviser (the "Adviser") determines (pursuant to procedures approved by the Board of Trustees) present minimal credit risks, and which at the time of purchase are Eligible Securities. In general, the Rule defines as Eligible Securities those that at the time of purchase are rated in the two highest rating categories for short-term securities by any two of the nationally recognized statistical rating organizations ("NRSROs") or unrated securities determined by the Board of Trustees to be of comparable quality. See Appendix A to the Additional Statement for a description of the NRSROs and the factors considered by them in determining ratings. Eligible Securities so rated in the highest rating category (or unrated securities of comparable quality) are called "First Tier Securities"; all other Eligible Securities are called "Second Tier Securities." The Rule also requires that the dollar-weighted average maturity of the Trust's portfolio cannot exceed 90 days and that the Trust cannot purchase any security having a remaining maturity in excess of 397 days. The Rule also contains limits on the percentage of the Trust's assets that can be invested in the securities of any issuer. See "Effect of the Rule on Portfolio Management," below.

Management Policies

     The Trust seeks to achieve its investment objective through investments in the types of instruments described in the management policies listed below. Under the current management policies, the Trust invests only in the following types of obligations:

     (1) U.S. Government Securities: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; these obligations are referred to in the Prospectus as "U.S. Government Securities"; see "Information On
U.S. Government Securities" below.

     (2) Bank Obligations and Instruments Secured by Them: Bank obligations that are First Tier Securities including time deposits, certificates of deposit, bankers' acceptances and other bank (see below for definition) obligations, and which are (i) obligations of banks subject to regulation by the U.S. Government having total assets of at least $1.5 billion, which may be obligations issued by domestic banks, by foreign branches of such banks or by U.S. subsidiaries of foreign banks; (ii) obligations of any foreign bank having total assets equivalent to at least $1.5 billion; or (iii) obligations ("insured bank obligations") if such obligations are fully insured as to principal by the Federal Deposit Insurance Corporation; (see "Information on Insured Bank Obligations" in the Additional Statement); the Trust may also invest in obligations secured by any obligations set forth in (i) or (ii) above if such investment meets the requirements of (6) below. (In the Prospectus and in the Additional Statement, a bank includes commercial banks, savings banks and savings and loan associations.)

     (3) Commercial Paper Obligations: Commercial paper obligations that are First Tier Securities; see "Effect of the Rule on Portfolio Management," below.

     (4) Corporate Debt Obligations: Corporate debt obligations (for example, bonds and debentures) which are First Tier Securities and which at the time of purchase have a remaining maturity of not more than 397 days. See "Effect of the Rule on Portfolio Management." See Appendix A to the Additional Statement for information about bond ratings.

     (5) Variable Amount and Master Demand Notes: Variable amount master demand notes that are First Tier Securities and which are redeemable (and thus repayable by the borrower) at principal amount, plus accrued interest, at any time. Variable amount master demand notes may or may not be backed by bank letters of credit. (Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them; see the Additional Statement for further information on these notes.)

     (6) Certain Other Obligations: Obligations other than those listed in 1 through 5 above only if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Trust may invest (see 2 above) or a corporation in whose commercial paper the Trust may invest (see 3 above). See "Effect of the Rule on Portfolio Management." If the Trust invests more than 5% of its net assets in such other obligations, the Prospectus will be supplemented to describe them. See the Additional Statement.

     (7) Repurchase Agreements: The Trust may purchase securities subject to repurchase agreements provided that such securities consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the requisite NRSROs. Repurchase agreements may be entered into only with commercial banks or broker-dealers. Subject to the control of the Board of Trustees, the Adviser will regularly review the financial strength of all parties to repurchase agreements with the Trust. See "Information about Repurchase Agreements," below.

     (8) When-Issued or Delayed Delivery Securities: The Trust may buy securities on a when-issued or delayed delivery basis; the securities so purchased are subject to market fluctuation and no interest accrues to the Trust until delivery and payment take place; their value at the delivery date may be less than the purchase price. The Trust may not enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Trust's total assets, less liabilities other than the obligations created by when-issued commitments. See the Additional Statement for further information.

     Shareholder approval is not required to change any of the foregoing management policies.

Information On U.S. Government Securities

     U.S. Government Securities (i.e., obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) include securities issued by the U.S. Government, which in turn include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.

     U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Export-Import Bank of the United States, Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Government National Mortgage Association, Small Business Administration, Student Loan Marketing Association and the Tennessee Valley Authority.

     Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the U.S. Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the U.S. Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Trust will invest in government securities, including securities of agencies and instrumentalities, only if the Adviser (pursuant to procedures approved by the Board of Trustees) is satisfied that these obligations present minimal credit risks. See "Effect of the Rule on Portfolio Management," below, for a discussion of the determination of minimal credit risks in connection with the purchase of portfolio securities.

Repurchase Agreements

     Under a repurchase agreement, at the time the Trust purchases a security, the Trust also resells it to the seller and must deliver the security (or securities substituted for it) to the seller on an agreed-upon date in the future. (The securities so resold or substituted are referred to herein as the "Resold Securities.") The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Trust's money is invested in the Resold Securities. The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase.

     Repurchase agreements can be considered as loans "collateralized" by the Resold Securities, such agreements being defined as "loans" in the 1940 Act. The return on such "collateral" may be more or less than that from the repurchase agreement. The Resold Securities under any repurchase agreement will be marked to market every business day so that the value of the "collateral" is at least equal to the resale price provided in the agreement, including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety. During the term of the repurchase agreement, the Trust or its custodian either has actual physical possession of the Resold Securities or, in the case of a security registered in book entry system, the book entry is maintained in the name of the Trust or its custodian. The Trust retains an unqualified right to possess and sell the Resold Securities in the event of a default by the other party.

     In the event of bankruptcy or other default by the other party, there may be possible delays and expenses in liquidating the Resold Securities, decline in their value and loss of interest. If the maturity of the Resold Securities is such that they cannot be owned by the Trust under the applicable provisions of the Rule they will have to be sold, which could result in a loss. See "Effect of the Rule on Portfolio Management."

Information On Insured Bank Obligations

     The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of Federally insured banks, and effective August 9, 1989, savings institutions (collectively, herein, "banks") up to $100,000. On that date, the FDIC assumed the insurance functions of the Federal Savings and Loan Insurance Corporation, which was abolished. The Trust may purchase bank obligations which are fully insured as to principal by the FDIC. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000, then the excess accrued interest will not be insured. Insured bank obligations may have limited marketability; unless the Board of Trustees determines that a readily available market exists for such obligations, the Trust will invest in them only within the 10% limit mentioned below unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

Information On Foreign Obligations

     Investments, which must be denominated in U.S. dollars, in foreign banks and foreign branches of United States banks involve certain risks. While domestic banks are required to maintain certain reserves and are subject to other regulations, such requirements and regulations may not apply to foreign branches. Investments in foreign banks and foreign branches of domestic banks may also be subject to other risks, including future political and economic developments, less available information, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.

Limitation to 10% as to Certain Investments

     Due to their possible limited liquidity, the Trust may not make certain investments if thereafter more than 10% of its net assets would consist of such investments. The investments included in this 10% limit are (i) repurchase agreements maturing in more than seven days; (ii) fixed time deposits subject to withdrawal penalties other than overnight deposits; (iii) restricted securities, i.e., securities which cannot freely be sold for legal reasons (which the Trust does not expect to own);
(iv) securities for which market quotations are not readily available; and (v) insured bank obligations unless the Board of Trustees determines that a readily available market exists for such obligations. However, this 10% limit does not include any obligations payable at principal amount plus accrued interest on demand or within seven days after demand.

Factors Which May Affect the Value of
the Trust's Investments and Their Yields

     The value of the obligations and instruments in which the Trust invests will fluctuate depending in large part on changes in prevailing interest rates. If the prevailing interest rates go up after the Trust buys a security, the value of the security may go down; if these rates go down, the value of the security may go up. Changes in value and yield based on changes in prevailing interest rates may have different effects on short-term obligations than on long-term obligations. Long-term obligations (which often have higher yields) may fluctuate in value more than short-term ones.

Portfolio Transactions

     The Trust will seek to obtain the best net price and the most favorable execution of orders. Purchases will be made directly from issuers or from underwriters, dealers or banks which specialize in the types of securities invested in by the Trust. As most purchases made by the Trust are principal transactions at net prices, the Trust incurs little or no brokerage costs. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter and purchases from dealers may include the spread between the bid and the asked price. If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer which has provided research advice such as information on particular companies and industries and market, economic and institutional activity. By allocating transactions to obtain research services, the Trust enables the Adviser to supplement its own research and analyses with the views and information of other securities firms. Such research services, whether or not useful to the Trust, may be useful to other accounts managed by the Adviser or its affiliates.

Effect of the Rule on Portfolio Management

     As a money market fund, the Trust operates under the Rule, which allows the Trust to use the "amortized cost" method of valuing its securities and which contains certain risk limiting provisions, including requirements as to maturity, quality and diversification of the Trust's portfolio. Some of the most important aspects of the Rule are described below.

     Under the Rule, the Trust must limit its investments to those instruments which are denominated in U.S. dollars, which are determined by the Board of Trustees to present minimal credit risks, and which, at the time of purchase, are Eligible Securities. In accordance with the Rule, the Board of Trustees has adopted investment procedures and has approved investment policies pursuant to which all investment determinations have been delegated to the Adviser, under the direction and control of the Board of Trustees, except for those matters for which the Rule requires Board determination.

     In general, the Rule defines as Eligible Securities those that at the time of purchase are rated in the two highest rating categories for short-term securities by any two of the NRSROs, or if unrated are determined by the Board of Trustees to be of comparable quality. Eligible Securities so rated in the highest rating category (and unrated securities determined by the Board of Trustees to be of comparable quality) are called "First Tier Securities"; all other Eligible Securities are called "Second Tier Securities." Eligible Securities can in some cases include securities rated by only one NRSRO and unrated obligations that are determined by the Board of Trustees to be of comparable quality to rated securities. A security that was long-term when issued must at the time of purchase by the Trust have either a short-term rating such that it is an Eligible Security, be comparable in priority and security with a rated short-term obligation of the same issuer that is an Eligible Security or if it has no short-term rating (and does not have a long-term rating from any NRSRO below the highest rating) if it is determined by the Board of Trustees to be of comparable quality to rated securities the Trust could purchase. Purchase of any security rated by only one NRSRO and purchase of any unrated security (except U.S. Government Securities) must be ratified by the Board of Trustees.

     The Rule requires (with limited exceptions) that immediately after purchase of any security, the Trust have invested not more than 5% of its assets in the securities of any one issuer. Moreover, the Rule provides that the Trust cannot have more than 5% of its assets in the aggregate invested in Second Tier Securities, nor more than the greater of 1% of its assets or $1,000,000 invested in Second Tier Securities of any single issuer. In general, the Trust does not intend to own Second Tier Securities. The Rule has specific provisions relating to determinations of the eligibility of certain types of instruments such as repurchase agreements and instruments subject to a demand feature. It also has specific provisions for determining the issuer of a security for purposes of compliance with the diversification requirements.

     Generally, under the Rule, the maturity of an instrument is considered to be its stated maturity (or in the case of an instrument called for redemption, the date on which the redemption payment must be made). There are special rules for determining the maturity of certain kinds of instruments. The Rule contains provisions as to the maturity of variable rate and floating rate instruments. Repurchase agreements and securities loan agreements are, in general, treated as having a maturity equal to the period remaining until they can be executed.

     The Rule has provisions requiring specific actions whenever the rating of a portfolio security is downgraded. Generally, these actions include a prompt reassessment by the Board of Trustees of the credit risks associated with such a security. In general, the Rule mandates prompt sale or other disposition, e.g., by exercising a demand for payment, in certain cases, such as when a security ceases to be an Eligible Security, no longer presents minimal credit risks or suffers a financial default.

                     INVESTMENT RESTRICTIONS

     The Trust has a number of policies about what it can and cannot do. Certain of these policies, identified in the Prospectus and Additional Statement as "fundamental policies," cannot be changed unless the holders of a "majority," as defined in the 1940 Act, of the Trust's outstanding shares vote to change them. (See the Additional Statement for a definition of such a majority.) All other policies can be changed from time to time without shareholder approval. Some of the more important of the Trust's fundamental policies, not otherwise identified in the Prospectus are set forth below; others are listed in the Additional Statement.

1. The Trust has diversification and anti-concentration requirements.

     The Trust cannot buy the securities of any issuer if it would then own more than 10% of the total value of all of the issuer's outstanding securities.

     The Trust cannot buy the securities (not including U.S. Government Securities) of any issuer if more than 5% of its total assets (valued at market value) would then be invested in securities of that issuer. In addition, the Rule limits investment in Second Tier Securities to 5% of the Trust's assets in the aggregate, and to no more than the greater of 1% of the Trust's assets or $1,000,000 in the securities of any one issuer.

     The Trust cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers in that industry (see the Additional Statement); U.S. Government Securities and those domestic bank obligations and instruments of domestic banks which the Trust may purchase (see "Investment of the Trust's Assets") are considered as not included in this limit; however, obligations of foreign banks and of foreign branches of domestic banks are considered as included in this limit.

2. The Trust can make loans only by lending securities or entering into repurchase agreements.

     The Trust can buy those debt securities which it is permitted to buy (see "Investment of the Trust's Assets"); this is investing, not making a loan. The Trust can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets (see the Additional Statement) and enter into repurchase agreements (see "Repurchase Agreements" above). While the Trust can lend up to 10% of its portfolio, it does not currently foresee lending more than 5% of its portfolio. The Trust will not purchase any securities subject to a repurchase agreement if thereafter more than 10% of its total assets would be invested in such securities subject to repurchase agreements calling for delivery in more than seven days. The Trust may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Trust and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

3. The Trust can borrow only in limited amounts for special purposes.

     The Trust can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and in amounts not in excess of 15% of its assets at the time of such borrowing. Interest on borrowings would reduce the Trust's income. Except in connection with borrowings, the Trust will not issue senior securities.

                    NET ASSET VALUE PER SHARE

     The Trust's net asset value per share is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open by dividing the value of the net assets of the Trust (i.e., the value of the assets less liabilities, exclusive of surplus) by the total number of shares outstanding.

     The net asset value per share will normally remain constant at $1.00 per share except under extraordinary circumstances; see the Additional Statement for a discussion of the extraordinary circumstances which could result in a change in this fixed share value. The net asset value per share is based on a valuation of the Trust's investments at amortized cost; see the Additional Statement.

                   HOW TO INVEST IN THE TRUST

     The Trust's shares are sold on a continuous basis at the net asset value next determined after an order is entered and deemed effective. There is no sales charge. The minimum initial investment is $1,000. Subsequent investments may be in any amount. Aquila Distributors, Inc. (the "Distributor") is the exclusive Distributor of the Trust's shares. The Distributor sells shares only for purchase orders received.

Opening an Account

     To open a new account you must send a properly completed Application to PFPC Inc., the Trust's Shareholder Servicing Agent (the "Agent"). Redemption of shares purchased by wire payment will not be honored until a properly completed Application has been received by the Agent. Initial investments may be made in any of these three ways:

     1. By Mail. Payment may be made by check, money order, Federal Reserve Draft, or other negotiable bank draft drawn in United States dollars on a United States commercial or savings bank or credit union (each of which is a "Financial Institution") payable to the order of Capital Cash Management Trust and mailed to:

          Capital Cash Management Trust
          PFPC Inc.
          400 Bellevue Parkway
          Wilmington, DE 19809
          Call 800-952-6666 toll free


     2. By Wire. Payment may be wired in Federal funds (monies credited to a bank's account with a Federal Reserve Bank) to PNC Bank, NA, ("PNC Bank") using the wire information set forth below.

     To insure prompt and proper crediting to your account, if you choose this method of payment, you should first telephone the Agent (800-952-6666 toll free) and then instruct your bank to wire funds as indicated below:

     PNC BANK, NA
     Philadelphia, PA
     ABA No. 0310-0005-3
     Account No. 85-0216-4765
     FFC: Capital Cash Management Trust

     Account Name and Number (if an existing account)

     The name in which the investment is to be registered (if a new account).

     Your bank may impose a charge for wiring funds.

     3. Through Brokers. You may invest in the Trust by purchasing shares through registered broker-dealers.

     There is no sales or service charge imposed by the Trust, although broker-dealers may make reasonable charges to their customers for their services. The services to be provided and the fees therefor are established by each broker-dealer acting independently; broker-dealers may also determine to establish, as to accounts serviced by them, higher initial or subsequent investment requirements than those required by the Trust. Broker-dealers are responsible for prompt transmission of orders placed through them.

Additional Investments

     You may make additional investments in any amount after an account has been established by mailing directly to the Agent a check, money order or other negotiable bank draft made payable to Capital Cash Management Trust, or by wiring funds as described above. In each case you should indicate your name and account number to insure prompt and proper crediting of your account. The pre-printed stub attached to the Trust's confirmations is provided as a convenient identification method to accompany additional investments made by mail. You may also make subsequent investments of $50 or more using electronic funds transfers from your demand account at a Financial Institution if it is a member of the Automated Clearing House and if the Agent has received a completed Application designating this feature, or, after your account has been opened, a Ready Access Features form available from the Distributor or the Agent. A pre-determined amount can be regularly transferred for investment ("Automatic Investment") or single investments can be made upon receipt by the Agent of telephone instructions from anyone ("Telephone Investment"). The maximum amount of each Telephone Investment is $50,000. Upon 30 days' written notice to shareholders, the Trust may modify or terminate these investment methods at any time or charge a service fee, although no such fee is currently contemplated.

When Shares Are Issued and Dividends Are Declared On Them

     There are three methods as to when shares are issued. Under each method, shares are issued at the net asset value per share next determined after the purchase order is effective, as discussed below. Under each method, the Application must be properly completed and have been received and accepted by the Agent; the Trust or the Distributor may also reject any purchase order. Under each method, Federal funds (see above) must either be available to the Trust or the payment thereof must be guaranteed to the Trust so that the Trust can be as fully invested as practicable.

     The first method under which shares are issued involves ordinary investments. Under this method, payments transmitted by wire in Federal funds and payments made by Federal Reserve Draft received prior to 4:00 p.m. New York time on any day on which the New York Stock Exchange is open will be invested (i.e., the purchase order will be effective) at the net asset value per share determined as of 4:00 p.m. on that day; if either such type of payment is received after that time, the purchase order will be effective as of 4:00 p.m. on the next day that the exchange is open. Wire payments not in Federal funds will normally be converted into Federal funds on the next day such exchange is open and the purchase order will be effective as of 4:00 p.m. on such next day. Payments transmitted by check will normally be converted to Federal funds by the Agent, as your agent, within two business days for checks drawn on a member bank of the Federal Reserve System, and longer for most other checks, and the purchase orders will be effective as of 4:00 p.m. on that day if the exchange is open and otherwise at 4:00 p.m. on the next day the exchange is open after such conversion. All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank; if not, shares will not be issued. Purchases by Automatic Investment and Telephone Investment will be executed on the first day on which that exchange is open occurring on or after the date an order is considered received by the Agent at the net asset value determined on that day. In the case of Automatic Investment the order will be executed on the date you specified for investment at the price determined on that day, unless it is not a day on which that exchange is open, in which case the order will be executed at the net asset value determined on the next day on which that exchange is open. In the case of Telephone Investment the order will be filled at the next determined net asset value, which for orders placed after the time for determining the net asset value of the Trust's shares for any day will be the price determined on the following day on which the exchange is open. Dividends on shares issued under this first investment method are declared starting on the day (whether or not a business day) after the purchase order is effective and are declared on the day on which the shares are redeemed.

     The second method under which shares are issued involves a bank or broker-dealer making special arrangements with the Trust under which (i) either (a) payment is made in Federal funds or by check in New York Clearing House funds delivered to the Agent prior to 5:00 p.m. New York time or (b) the Agent is advised prior to that time of a dollar amount to be invested; (ii) the Agent is advised prior to that time of the form of registration of the shares to be issued; (iii) the bank or broker-dealer will, prior to noon New York time on the next business day, wire Federal funds to the Trust (but in the case of prior payment by check under (i)(a) above only if the check is not converted into Federal funds in the normal course of the next business day); and
(iv) arrangements satisfactory to the Trust are made between it and the bank or broker-dealer under which if Federal funds are not so received , the Trust is reimbursed for any costs or loss of income arising out of such non-receipt. New York Clearing House funds are funds represented by a check drawn on a bank which is a member of the New York Clearing House. Under this second method, the purchase order is effective on the day the check or the advice is received under (i) above. Dividends on shares issued under this second method are declared starting on the day (whether or not a business day) after the purchase order is effective and are declared on the day on which such shares are redeemed.

     The third method under which shares are issued involves broker-dealers or banks which have requested that this method be used, to which request the Trust has consented. Under this third method (i) the Agent must be advised prior to noon New York time on any business day of a dollar amount to be invested; and (ii) Federal funds must be wired to Trust on that day; under this method, the purchase order is effective on that day. Dividends on shares issued under this third investment method are declared beginning on that day but not on the day such shares are redeemed.

     This third investment method is available for prospective investors in Trust shares who wish to use it so that the dividends on their shares will commence to be declared on the day the purchase order is effective. Upon written or phone request to the Trust by such a prospective investor, the Trust will advise as to the broker-dealers or banks through which such purchases may be made.

     The Agent will maintain records as to which of your shares were purchased under each of the three investment methods set forth above. If you make a redemption request and have purchased shares under methods (1) and/or (2) and other shares under method
(3), the Agent will, unless you otherwise request as to such redemption, redeem those shares first purchased, regardless of the method under which they were purchased.

Confirmations and Share Certificates

     All purchases of shares will be confirmed and credited to you in an account maintained for you by the Agent in full and fractional shares of the Trust (rounded to the nearest 1/1000th of a share). Share certificates will not be issued unless you so request from the Agent in writing and declare a need for such certificates, such as a pledge of shares or an estate situation. If certificates are issued at your request, Expedited Redemption Methods described below will not be available. In addition, you may incur delay and expense if you lose the certificates. Certificates will not be issued for fractional shares or if you have elected Automatic Investment or Telephone Investment (see "How to Invest in the Trust" above) or Expedited Redemption (see "How to Redeem Your Investment" below).

     The Trust and the Distributor reserve the right to reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

Distribution Plan

     The Trust has adopted a Distribution Plan (the "Plan") under Rule 12b-1 ("Rule 12b-1") under the 1940 Act. No payments are made by the Trust under the Plan. Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a written plan adopted under that rule. The first part of the Plan is designed to protect against any claim against or involving the Trust that some of the expenses which the Trust pays or may pay come within the purview of Rule 12b-1. Another part of the Plan authorizes Aquila Management Corporation, the Trust's Administrator (the "Administrator"), not the Trust, to make payments to a class of entities, including membership organizations and associations of common interest which render assistance in servicing of shareholder accounts or in consulting or otherwise cooperating as to their members or others in their area of interest at the annual rate of a maximum of 0.10 of 1% of the average annual net assets of the Trust; see the Additional Statement for further information.

     The Trust's Plan is solely a defensive plan designed to protect the Trust and its affiliates against any claim described above. The Plan does not involve payments out of the assets or income of the Trust designed to recognize sales of shares of the Trust or to pay advertising expenses.

                  HOW TO REDEEM YOUR INVESTMENT

     The Trust provides day-to-day liquidity. You may redeem all or any part of your shares at any time at the net asset value next determined after acceptance of your redemption request at the Agent. Redemptions can be made by the various methods described below. Except for shares recently purchased by check as discussed below, there is no minimum time period for any investment in the Trust. There are no redemption fees or withdrawal penalties. If you purchase shares of the Trust through broker-dealers, banks and other financial institutions which serve as shareholders of record you must redeem through those institutions, which are responsible for prompt transmission of redemption requests. In all other cases, you may redeem directly, but a completed purchase Application must have been received by the Agent before redemption requests can be honored. A redemption may result in a taxable transaction to you, but only if there has been a change in the net asset value per share, which will occur only under extraordinary circumstances.

     For your convenience the Trust offers expedited redemption to provide you with a high level of liquidity for your investment.

Expedited Redemption Methods
(Non-Certificate Shares)

     You have the flexibility of three expedited methods of initiating redemptions. These are available as to shares not represented by certificates.

     1. By Telephone. The Agent will accept instructions by telephone from anyone to redeem shares and make payments to a Financial Institution account you have predesignated. See "Redemption Payments," below for payment methods. Your name and your account number must be supplied.

     To redeem an investment by this method, telephone:

                     800-952-6666 toll-free

     Note: The Trust, the Agent, and the Distributor will not be responsible for any losses resulting for unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Agent may also record calls. You should verify the accuracy of confirmation statements immediately upon receipt.

     2. By FAX or Mail. You may also request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to: PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809 or by fax at 302-791-1777. The letter must provide account name(s), account number, amount to be redeemed, and any payment directions and be signed by the registered holder(s). Signature guarantees are not required. See "Redemption Payments," below for payment methods.

     If you wish to use the above procedures you should so elect on the Expedited Redemption section of the Application or Ready Access Features form and provide the required information concerning the Financial Institution account number. The Financial Institution account must be in the exclusive name(s) of the shareholder(s) as registered with the Trust. You may change the designated Financial Institution account at any time by completing and returning a Ready Access Features form. For protection of your assets, this form requires signature guarantees and possible additional documentation.

     3. By Check. The Agent will, upon request, provide you with forms of drafts ("checks") drawn on PNC Bank, NA (the "Bank"). This feature is not available if your shares are represented by certificates. These checks represent a further alternative redemption means and you may make them payable to the order of anyone in any amount of not less than $100. If you wish to use this check writing redemption procedure you should notify the Agent or so indicate on your Application. You will be issued special checks to be drawn against the Bank for this purpose. You will be subject to the Bank's rules and regulations governing its checking accounts. If the account is registered in more than one name, each check must be signed by each account holder exactly as the names appear on the account registration, unless expressly stated otherwise on your Application.

     There is no charge for the maintenance of this special check writing privilege or for the clearance of any checks.

     When such a check is presented to the Bank for payment, a sufficient number of full and fractional shares in your account will be redeemed to cover the amount of the check. This check writing redemption procedure enables you to continue receiving dividends on those shares equaling the amount being redeemed by check until such time as the check is actually presented to the Bank for payment.

     As these checks are redemption drafts relating to Trust shares, you should be certain that adequate shares for which certificates have not been issued and which were not recently purchased by check are in the account to cover the amount of the check. See "Redemption Payments" below for more details as to special problems as to Trust shares recently purchased by check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." The fact that redemption checks are drafts may also permit a bank in which they are deposited to delay crediting the account in question until that bank has received payment funds for the redemption check.

     Checks may not be directly presented to any branch of the Bank. This does not affect checks used for the payment of bills or cashed at other banks. You may not use checks to close your account, since the number of shares in your account changes daily through dividend payments which are automatically reinvested in full and fractional shares. Consequently, you may not present a check directly to the Bank and request redemption for all or substantially all shares held in your account. Only expedited redemption to a predesignated bank account or the regular redemption method (see below) may be used when closing your account.

     Multiple Redemption Services. You are not limited in choice of redemption methods but may utilize all available forms. However, when both redemption to a predesignated Financial Institution account and check writing are desired, you must so elect on your Application, or by proper completion of a Ready Access Features form.

Regular Redemption Method
(Certificate and Non-Certificate Shares)

     1. Certificate Shares. Certificates representing shares to be redeemed with payment instructions should be sent in blank (unsigned) to the Trust's Shareholder Servicing Agent:
     PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809. A stock assignment form signed by the registered shareholder(s) exactly as the account is registered must also be sent to the Shareholder Servicing Agent.

     For your own protection, it is essential that certificates be mailed separately from signed redemption documentation.
Because of possible mail problems, it is also recommended that certificates be sent by registered mail, return receipt requested.

     For the redemption request to be in "proper form," the signature or signatures must be the same as in the registration of the account. In a joint account, the signatures of both shareholders are necessary. Additional documentation may be required where shares are held by a corporation, a partnership, trustee or executor, or if redemption is requested by other than the shareholder of record. If redemption proceeds of less than $50,000 are payable to the record holder and are to be sent to the record address no signature guarantee is required. In all other cases, signatures must be guaranteed by a member of a national securities exchange, a U.S. bank or trust company, a state- chartered savings bank, a federally chartered savings and loan association, a foreign bank having a U.S. correspondent bank or a participant in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) or the New York Stock Exchange, Inc. Medallion Signature Program
(MSP). A notary public is not an acceptable signature guarantor.

     2. Non-Certificate Shares. If you own non-certificate shares registered on the books of the Trust, and you have not elected Expedited Redemption to a predesignated Financial Institution account, you must use the Regular Redemption Method. Under this redemption method you should send a letter of instruction to the Trust's Shareholder Servicing
     Agent: PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809. The letter must contain:

          Account Name(s)

          Account Number;

          Dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed;

          Payment instructions (normally redemption proceeds will be mailed to your address as registered with the Trust);

          Signature(s) of the registered shareholder(s); and

          Signature guarantee(s), if required, as indicated above.

Redemption Payments

     For redemptions other than by checks you have written, redemption payments will ordinarily be mailed to you at your address of record. If you so request and the amount of your redemption proceeds is $1,000 or more, the proceeds will, wherever possible, be wired or transferred through the facilities of the Automated Clearing House to the Financial Institution account specified in the Expedited Redemption section of your Application or Ready Access Features form. The Trust may impose a charge, not exceeding $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. The Trust has no present intention of making this charge. Upon 30 days' written notice to shareholders, the Trust may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is currently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them. If you use a dealer to arrange for a redemption, you may be required to pay the dealer for this service.

     Redemption proceeds on shares issued under the third method under which shares are issued (see "When Shares Are Issued and Dividends Are Declared on Them" under "How to Invest in the Trust") will be wired in Federal funds on the date of redemption, if practicable, and, if not practicable, as soon thereafter as practicable, irrespective of amount. Redemption requests as to such shares may be made by telephone.

     Except as indicated above, the Trust will normally make payment for all shares redeemed on the next business day following receipt of request. Except as set forth below, in no event will payment be made more than seven days after receipt of a redemption request made in compliance with one of the redemption methods specified above. However, the right of redemption may be suspended or the date of payment postponed (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such exchange is restricted as determined by the Securities and Exchange Commission by rule or regulation; (ii) during periods in which an emergency, as determined by the Securities and Exchange Commission, exists which causes disposal of, or valuation of the net asset value of, the portfolio securities to be unreasonable or impracticable; or (iii) for such other periods as the Securities and Exchange Commission may permit. Payment for redemption by any method (including redemption by check) of shares recently purchased by check (irrespective of whether the check is a regular check or a certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment may be delayed up to 15 days or until (i) the purchase check or Automatic Investment or Telephone Investment has been honored or
(ii) the Agent has received assurances by telephone or in writing from the bank on which the purchase check was drawn or from which the funds for Automatic Investment or Telephone Investment were transferred, satisfactory to the Agent and the Trust, that the purchase check or Automatic Investment or Telephone Investment will be honored. Shares so purchased within the prior 15 days will not be redeemed under the check writing redemption procedure and a shareholder must not write a check if (i) it will be presented to the Bank for payment within 15 days of a share purchase by check and (ii) the redemption check would cause the redemption of some or all of those shares. Possible delays in payment of redemption proceeds can be eliminated by using wire payments or Federal Reserve drafts to pay for purchases.

      If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Trust to make payment wholly or partly in cash, the Trust may pay the redemption price in whole or in part by the distribution in kind of securities from the portfolio of the Trust, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. See the Additional Statement for details.

     The Trust has the right to compel the redemption of shares held in any account if the aggregate net asset value of such shares is less than $500 due to shareholder redemptions. If the Board of Trustees elects to do this, shareholders who are affected will receive prior written notice and will be permitted 60 days to bring their accounts up to the minimum before this redemption is processed.

                    AUTOMATIC WITHDRAWAL PLAN

     If you own or purchase shares of the Trust having a net asset value of at least $5,000 you may establish an Automatic Withdrawal Plan under which you will receive a monthly or quarterly check in a stated amount, not less than $50. If such a plan is established, all dividends and distributions must be reinvested in your shareholder's account. See the Automatic Withdrawal Plan provisions of the Application included in the Prospectus, the Additional Statement under "Automatic Withdrawal Plan" and "Dividend and Tax Information" below.

                     MANAGEMENT ARRANGEMENTS

The Board of Trustees

     The business and affairs of the Trust are managed under the direction and control of its Board of Trustees. The Additional
Statement lists the Trust's Trustees and officers and provides further information about them.

The Advisory Agreement

     STCM Management Company, Inc. (the "Adviser") supervises the investment program of the Trust and the composition of its portfolio. The Adviser formerly acted as the Trust's sub-adviser.
See "Information as to the Adviser, the Administrator and the Distributor," below.

     The services of the Adviser are rendered under an Investment Advisory Agreement (the "Advisory Agreement") which provides, subject to the control of the Board of Trustees, for investment supervision and for either keeping the accounting records of the Trust, including the computation of the net asset value per share and the dividends, or, at the Adviser's expense and responsibility, delegating these accounting duties in whole or in part to a company satisfactory to the Trust. The Advisory Agreement states that the Adviser shall, at its expense, provide to the Trust all office space and facilities, equipment and clerical personnel necessary for the carrying out of the Adviser's duties under the Advisory Agreement.

     Under the Advisory Agreement, the Adviser pays all compensation of those officers and employees of the Trust and of those Trustees, if any, who are affiliated with the Adviser. Under the Advisory Agreement, the Trust bears the cost of preparing and setting in type its prospectuses, statements of additional information, and reports to shareholders and the costs of printing or otherwise producing and distributing those copies of such prospectuses, statements of additional information and reports as are sent to its shareholders. Under the Advisory Agreement, all costs and expenses not expressly assumed by the Adviser or by the Administrator under the Administration Agreement or by the Trust's principal underwriter are paid by the Trust. The Advisory Agreement lists examples of such expenses borne by the Trust, the major categories of such expenses being: legal and audit expenses, custodian and transfer agent, or shareholder servicing agent fees and expenses, stock issuance and redemption costs, certain printing costs, registration costs of the Trust and its shares under Federal and State securities laws, interest, taxes, and non-recurring expenses, including litigation.

     Under the Advisory Agreement, the Trust pays a fee payable monthly and computed on the net asset value of the Trust as of the close of business each business day at the annual rate of
0.20 of 1% of the Trust's average daily net assets; however, the total fees which the Trust pays are at the annual rate of 0.35 of 1% of such net asset value, since the Administrator, under the Administration Agreement, described below, also receives a fee from the Trust at the annual rate of 0.15 of 1% of such net asset value. The Administrator has undertaken to waive fees and reimburse expenses in order to enable the Trust to maintain a moderate expense ratio. In addition, these fees are subject to expense limitations described below. It is currently anticipated that most if not all of such fees will be waived to enable the Trust to maintain a competitive yield.

     The Adviser agrees that the above fee shall be reduced, but not below zero, by an amount equal to its pro-rata portion (hereafter described) of the amount, if any, by which the Trust's total expenses in any fiscal year, exclusive of taxes, interest, and brokerage fees, shall exceed the lesser of (i) 1.5% of the first $30 million of the Trust's average annual net assets, plus 1% of the Trust's average annual net assets in excess of $30 million, or (ii) 25% of the Trust's total annual investment income. The pro-rata portion, as between the Adviser and the Administrator, is based on the aggregate of the fee of the Adviser and the fee of the Administrator (exclusive of amounts paid or to be paid out for the applicable period pursuant to the Distribution Plan).

     The Advisory Agreement contains provisions as to the allocation of the portfolio transactions of the Trust; see the Additional Statement. Under these provisions, the Adviser is authorized to consider sales of the Trust's shares in making this allocation.

The Administration Agreement

     Under an Administration Agreement (the "Administration Agreement"), Aquila Management Corporation as Administrator, at its own expense, provides office space, personnel, facilities and equipment for the performance of its functions thereunder and as is necessary in connection with the maintenance of the headquarters of the Trust and pays all compensation of the Trust's Trustees, officers and employees who are affiliated persons of the Administrator.

     Under the Administration Agreement, subject to the control of the Trust's Board of Trustees, the Administrator provides all administrative services to the Trust other than those relating to its investment portfolio and the maintenance of its accounting books and records. Such administrative services include but are not limited to maintaining books and records (other than accounting books and records) of the Trust, and overseeing all relationships between the Trust and its transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for effective operation of the Trust and for the sale, servicing or redemption of the Trust's shares. See the Additional Statement for a further description of functions listed in the Administration Agreement as part of such duties.

     Under the Administration Agreement, the Trust pays a fee payable monthly and computed on the net asset value of the Trust at the end of each business day at the annual rate of 0.15 of 1% of such net asset value. The Administrator has agreed that the above fee shall be reduced, but not below zero, by an amount equal to its pro-rata portion (hereafter described) of the amount, if any, by which the Trust's total expenses in any fiscal year, exclusive of taxes, interest, and brokerage fees, shall exceed the lesser of (i) 1.5% of the first $30 million of the Trust's average annual net assets, plus 1% of the Trust's average annual net assets in excess of $30 million, or (ii) 25% of the Trust's total annual investment income. The pro-rata portion, as between the Adviser and the Administrator, is based on the aggregate of the fee of the Adviser and the fee of the Administrator (exclusive of amounts paid or to be paid out for the applicable period pursuant to the Distribution Plan).

     In addition to the foregoing expense limitation, the Administration Agreement contains provision under which the Administrator agrees to waive fees and reimburse expenses to the Trust as required so that the total expenses of the Trust in any fiscal year shall not exceed 0.60 of 1% of its average annual net assets. The payment of any fee under the Administration Agreement to the Administrator at the end of any month will be reduced or postponed as may be required by reason of the expense guarantee, subject to readjustment during the year. Any reimbursement of expense to the Trust with respect to a fiscal year will be made during or at the end of that fiscal year, and any reimbursements made during the fiscal year will be subject to readjustment during the year. The expense guarantee continues until June 30, 1995, and for three years thereafter; it continues from year to year thereafter, provided, however, that upon at least six months' written notice to the Trust, the Administrator may cancel its obligation under this expense guarantee. Upon the expiration of the expense guarantee, any amount then outstanding thereunder shall be paid, and thereupon neither party shall have any further liability to the other thereunder. The expense guarantee and any outstanding obligation thereunder shall survive the termination of the Administration Agreement.

Information as to the Adviser,
the Administrator and the Distributor

     From August 1, 1988 until February 28, 1992, when the Advisory Agreement became effective, the Adviser performed portfolio management functions and the keeping of the accounting records of the Trust, including the computation of the net asset value and the dividends, on a basis not exceeding its cost. These services replaced those performed by HT Investors, Inc., under an Investment Advisory Agreement in effect until August 1, 1988. The Adviser continued to act as Sub-Adviser and Administrator of the Trust during that period under a sub-advisory agreement which terminated on February 28, 1992.

     The Administrator has agreed that it will provide funding to the Adviser as necessary to cover operating expenses and other financial commitments and will make available personnel, office space and equipment support to the Adviser at no charge. As a result of these arrangements, the Adviser currently incurs no costs for salaries, rent or equipment. It is anticipated that these arrangements will remain in place until the Trust achieves sufficient size so that it is no longer necessary for the Adviser to waive its fees or for the Trust's expenses to be reimbursed. If these arrangements are discontinued, the Prospectus will be supplemented. Certain officers of the Administrator are also officers of the Adviser. (See "Additional Information as to Management Arrangements" in the Additional Statement.)

     The Board of Trustees in approving the Advisory Agreement considered all of the foregoing matters as well as the performance of the Adviser as interim adviser. The Board determined that the Adviser has all the capabilities and resources needed to perform its functions for the Trust.

     During the fiscal year ended June 30, 1997, the Trust accrued $3,423 in favor of the Adviser under the Advisory Agreement and $2,568 in favor of the Administrator under the Administration Agreement. All such fees were waived. The expense limitation provisions in the Advisory and Administration Agreements in effect, would in any event have precluded any of such fees during the last fiscal year. The Administrator also reimbursed the Trust $82,435 to comply with the expense limitation, $12,390 pursuant to the agreement regarding total expenses of the Trust and $3,296 voluntarily, totaling $98,121. Of this amount, $46,723 was paid prior to June 30, 1997 and the balance of $51,387 was paid in July and August, 1997.

     The Trust's Administrator is administrator to the Aquilasm Group of Funds which consists of money market funds, tax-free municipal bond funds and two equity funds. As of August 31, 1997, these funds had aggregate assets of approximately $2.8 billion, of which approximately $900 million consisted of assets of money market funds. The Administrator, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann (directly, through a trust and through share ownership by his wife). See the Additional Statement for information on Mr. Herrmann.

     The Adviser has outstanding 7,000 shares of voting common stock. The only persons owning 10% or more of such shares are as follows: 1,745 shares are owned by Mrs. Elizabeth B. Herrmann (wife of the President of the Adviser), 1,005 shares by Mrs. Carol W. Mason (wife of Theodore T. Mason), 805 shares by William
C. Wallace, 805 shares by Marvin J. Price, and 1,565 shares by Rose F. Marotta. The Adviser also has outstanding a class of preferred stock and a class of non-voting common stock.

     The Distributor currently handles the distribution of the shares of fourteen funds (five money market funds, seven tax-free municipal bond funds and two equity funds) including the Trust. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities. At the date of the Prospectus, there is a proposed transaction whereby all of the shares of the Distributor, which are currently owned by 75% by Mr. Herrmann and 25% by Diana P. Herrmann, will be owned by certain officers and/or directors of the Distributor and/or the Administrator including Mr. Herrmann and Ms. Herrmann.

                  DIVIDEND AND TAX INFORMATION

     All of the Trust's net income for dividend purposes (see below) will be declared daily as dividends; see "When Shares Are Issued and Dividends Are Declared on Them" under "How to Invest in the Trust" for information as to when dividends are declared. Dividends are paid within a week before or after the end of each month and invested in additional shares at net asset value on the payable date, or, at your election, paid in cash by check. This election may be made in the Application or by subsequent written notice to the Agent. You may also elect to have dividends deposited without charge by electronic funds transfers into an account at a Financial Institution which is a member of the Automated Clearing House by completing a Ready Access Features form. If you redeem all of your shares you will be credited on the redemption payment date with the amount of all dividends declared for the month through the date of redemption, or through the day preceding the date of redemption in the case of shares on which income dividends were declared on the same day on which the shares were issued.

     You will receive monthly a summary of your account, including information as to dividends paid during the month and the shares credited to your account through reinvestment of dividends.

     Daily dividends will be calculated as follows: the net income for dividend purposes will be calculated immediately prior to the calculation of net asset value and will include accrued interest and original issue and market discount earned since the last valuation, less the estimated expenses of the Trust and amortized original issue and market premium for the period. However, the calculation of the dividend could change under certain circumstances under the procedures adopted by the Board of Trustees relating to "amortized cost" valuation; see the Additional Statement.

     Dividends so paid will be taxable to you as ordinary income, even though reinvested, unless the net income, computed as above, exceeds "earnings and profits," as determined for tax purposes; this could occur because net income as so determined will include certain unrealized appreciation and discount which is not included for tax purposes. If dividends exceed your ratable share of "earnings and profits," the excess will reduce the cost or other tax basis for your shares; any reduction which would otherwise result in a negative basis will cause the basis to be reduced to zero, with any remaining amount being taxed as capital gain. The dividends paid by the Trust will not be eligible for the 70% dividends received deduction for corporations. Statements as to the tax status of your dividends will be mailed annually.

     It is possible but unlikely that the Trust may have realized long-term capital gains or losses in a year. If it has any net long-term gains realized through October 31st of a year, it will pay a capital gains distribution after that date. It may also pay a supplemental distribution after the end of its fiscal year. Any capital gains distribution will be taxed at the same rate as ordinary income, except that for individuals, trusts and estates the maximum tax rate on capital gains distributions is 28% even if the applicable rate on ordinary income for such taxpayers is higher than 28%.

     If you have not filed with the Trust a correct Taxpayer Identification Number, certified when required, the Trust will be required to withhold on dividends paid or credited to you and on redemption proceeds, subject to certain exemptions, at a rate of 31%.

     The Trust, during its last fiscal year, qualified and intends to continue to qualify under subchapter M of the Internal
Revenue Code; if so qualified it will not be liable for Federal income taxes on amounts distributed by it.

                       EXCHANGE PRIVILEGE

     There is an exchange privilege as set forth below among this Trust and tax-free municipal bond funds and two equity funds (the "Bond or Equity Funds") and certain money market funds (the "Money-Market Funds"), all of which are sponsored by Aquila Management Corporation and Aquila Distributors, Inc., and have the same Administrator and Distributor as the Trust. All exchanges are subject to certain conditions described below. As of the date of the Prospectus, the Aquila Bond or Equity Funds are Aquila Rocky Mountain Equity Fund, Aquila Cascadia Equity Fund, Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund For Utah and Narragansett Insured Tax-Free Income Fund; the Aquila Money-Market Funds are this Trust, Pacific Capital Cash Assets Trust (Original Shares), Pacific Capital Tax-Free Cash Assets Trust (Original Shares), Pacific Capital U.S. Treasuries Cash Assets Trust (Original Shares) and Churchill Cash Reserves Trust.

     The Aquila Bond and Equity Funds offer Classes of Shares:
Class A Shares ("Front-Payment Shares") and Class C Shares ("Level-Payment Shares") which can be purchased by anyone and Class Y Shares ("Institutional Class Shares"), which are offered only to institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Some Funds also offer Class I Shares ("Financial Intermediary Class Shares"). The Exchange Privilege has different provisions for exchanges for each class.

     (1) Originally purchased Money Market Fund shares. Shares of a Money Market Fund (and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares) acquired directly in a purchase (or in exchange for Money Market Fund shares that were themselves directly purchased), rather than in exchange for shares of a Bond or Equity Fund, may be exchanged for shares of any class of any Bond or Equity Fund that the investor is otherwise qualified to purchase, but the shares received in such an exchange will be subject to the same sales charge, if any, that they would have been subject to had they been purchased rather than acquired in exchange for Money Market Fund shares. If the shares received in exchange are shares that would be subject to a CDSC if purchased directly, the holding period governing the CDSC will run from the date of the exchange, not from the date of the purchase of Money Market Shares.

     (2) CDSCs upon redemptions of shares acquired through exchanges. If you exchange shares of the following categories, no contingent deferred sales charge ("CDSC") will be imposed at the time of exchange, but the shares you receive in exchange for them will be subject to the applicable CDSC if you redeem them before the requisite holding period (extended, if required) has expired:

          -CDSC Class A Shares;

          -Class C Shares: and

          -Shares of a Money Market Fund that were received in exchange for CDSC Class A Shares or Class C Shares.

     If the shares you redeem would have incurred a CDSC if you had not made any exchanges, then the same CDSC will be imposed upon the redemption regardless the exchanges that have taken place since the original purchase.

     (3) Extension of Holding Periods by owning Money-Market Funds Any period of 30 days or more during which Money-Market shares received on an exchange of CDSC Class A Shares or Class C Shares are held is not counted in computing the applicable holding period for CDSC Class A Shares or Class C Shares.

     The Trust, as well as the other Money-Market Funds and Bond or Equity Funds, reserves the right to reject any exchange into its shares, if shares of the fund into which exchange is desired are not available for sale in your state of residence. The Trust may also modify or terminate this exchange privilege at any time. In the case of termination, the Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

     All exercises of the exchange privilege are subject to the conditions that (i) the shares being acquired are available for sale in your state of residence; and (ii) the aggregate net asset value of the shares surrendered for exchange are at least equal to the minimum investment requirements of the investment company whose shares are being acquired.

     To effect an exchange, you must complete a form which is available from the Distributor, unless you have elected the Telephone Exchange feature on the Application. The exchange will be effected at the relative exchange prices of the shares being exchanged next determined after receipt by the Distributor of a properly completed form or Telephone Exchange request. The exchange prices will be the respective net asset values of the shares (unless a sales charge is to be deducted in connection with an exchange of shares as described above, in which case the exchange price of shares of the Bond or Equity Fund will be its public offering price).

     An exchange is treated for Federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period (see the Additional Statement); no representation is made as to the deductibility of any such loss should such occur.

     Dividends paid by the Money-Market Funds are taxable, except to the extent that dividends paid by Pacific Capital Tax-Free Cash Assets Trust (a tax-free money-market fund) are exempt from regular Federal income tax, and to the extent that dividends paid by Pacific Capital U.S. Treasuries Cash Assets Trust (which invests in U.S. Treasury obligations) are exempt from state income taxes. Dividends paid by Aquila Rocky Mountain Equity Fund and Aquila Cascadia Equity Fund are taxable. If your state of residence is not the same as that of the issuers of obligations in which a bond fund or a tax-free money-market fund invests, the dividends from that fund may be subject to income tax of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of such a bond or equity fund or a tax-free money-market fund under the exchange privilege arrangement.

     If you are considering an exchange into one of the funds listed above, you should send for and carefully read its Prospectus.

                       GENERAL INFORMATION

Description of Shares

     The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an equal proportionate interest in the Trust with each other share. Upon liquidation of the Trust, shareholders are entitled to share pro-rata in the net assets of the Trust available for distribution to shareholders. All shares are of the same class; however, if the Trust should become subject to reserve or similar requirements, one or two additional classes of shares may be issued (subject to rules and regulations of the Securities and Exchange Commission or by exemptive order). If more than one class of shares were to be outstanding, all shares of each class would be treated for all purposes other than as to dividends as if all shares were shares of one class and each share of each class would be identical to each share of each other class other than as to dividends.

Voting Rights

     Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Trustees and on other matters submitted to the vote of shareholders. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Trust. The holders of shares have no pre-emptive or conversion rights. Shares are fully paid and non-assessable, except as set forth under the caption "General Information" in the Additional Statement. The Trust may be terminated (i) upon the sale of its assets to another issuer, if approved by the vote of the holders of a majority of the outstanding shares of the Trust; or (ii) upon liquidation and distribution of the assets of the Trust, if approved by the vote of the holders of a majority of the outstanding shares of the Trust. The Trust will continue indefinitely unless it is terminated (i) upon the sale of its assets to another issuer; or (ii) upon liquidation and distribution of the assets of the Trust; in either case, if approved by the vote of the holders of a majority of the outstanding shares of the Trust.

                 APPLICATION FOR CAPITAL CASH MANAGEMENT TRUST
                Please complete steps 1 through 4 and mail to:
       After November 8, 1997: PFPC Inc., Attn: Aquilasm Group of Funds
                   400 Bellevue Parkway Wilmington, DE 19809
                             Tel.# 1-800-952-6666


STEP 1
A. ACCOUNT REGISTRATION

___Individual Use line 1
___Joint Account*   Use lines 1&2
___For a Minor   Use line 3
___For Trust, Corporation, Partnership or other Entity   Use line 4

* Joint Accounts will be Joint Tenants with rights of survivorship unless otherwise specified.
** Uniformed Gifts/Transfers to Minors Act.

Please type or print name exactly as account is to be registered 1.______________________________________________________________________
  First Name   Middle Initial   Last Name   Social Security Number
2.______________________________________________________________________
  First Name   Middle Initial   Last Name   Social Security Number
3.______________________________________________________________________
  Custodian's First Name      Middle Initial          Last Name
Custodian for __________________________________________________________
                   Minor's First Name   Middle Initial   Last Name
Under the ___________UGTMA** ___________________________________________
         Name of State       Minor's Social Security Number
4. _____________________________________________________________________
   _____________________________________________________________________
(Name of Corporation or Partnership. If a Trust, include the name(s) of Trustees in which account will be registered and the name and date of the Trust Instrument. Account for a Pension or Profit Sharing Plan or Trust may be registered in the name of the Plan or Trust itself.)
________________________________________________________________________
        Tax I.D. Number    Authorized Individual          Title


B. MAILING ADDRESS AND TELEPHONE NUMBER

________________________________________________________________________
  Street or PO Box                           City
_________________________________        (______)_______________________
  State           Zip                        Daytime Phone Number

Occupation:________________________Employer:____________________________

Employer's Address:_____________________________________________________
                   Street Address:               City  State  Zip

Citizen or resident of: ___ U.S. ___ Other Check here ___ if you are a non-U.S. Citizen or resident and not subject to back-up withholding (See certification in Step 4, Section B, below.)


C. INVESTMENT DEALER OR BROKER:
(Important - to be completed by Dealer or Broker)

______________________________      ____________________________________
Dealer Name                           Branch Number
______________________________      ____________________________________
Street Address                        Rep. Number/Name
______________________________      (_________)_________________________
  City          State    Zip         Area Code        Telephone


STEP 2 PURCHASES OF SHARES
A. INITIAL INVESTMENT

1) ___ By Check
2) ___ By Wire

1) By Check: Make check payable to: CAPITAL CASH MANAGEMENT TRUST

Amount of investment $ ______________ Minimum initial investment $1,000
                              OR
2) By Wire:

$________________________________  From ________________________________
                                           Name of Financial Institution
_________________________________     __________________________________
Financial Institution Account No.     Branch, Street or Box #

On_______________________________     __________________________________
              (Date)                   City            State      Zip

      *NOTE: If investing by wiring of funds, instruct your Financial Institution to wire funds to:

PNC Bank, NA                            Account of: (Account name and
ABA No. 0310-9095-3                     number, or name in which
Account No. 85-0216-4765                investment is to be registered
FFC: Capital Cash Management Trust      if new account)

(A Financial Institution is a commercial bank, savings bank or credit union.)


B. DIVIDENDS

All income dividends are automatically reinvested in additional shares at Net Asset Value unless otherwise indicated below.

Dividends are to be:___ Reinvested or ___ Paid in cash*

   * For cash dividends, please choose one of the following options:

___ Deposit directly into my/our Financial Institution account.
    ATTACHED IS A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK showing the Financial Institution account where I/we would like you to deposit the dividend.

___ Mail check to my/our address listed in Step 1.


STEP 3 SPECIAL FEATURES

A. AUTOMATIC INVESTMENT PROGRAM
(Check appropriate box)
___ Yes ___ No

    This option provides you with a convenient way to have amounts automatically drawn on your Financial Institution account and invested in your account. To establish this program, please complete Step 4, Sections A & B of this Application.

I/We wish to make regular monthly investments of $ _________________ (minimum $50) on the ___ 1st day or ___ 16th day of the month (or on the first business day after that date).

(YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)


B. TELEPHONE INVESTMENT
(Check appropriate box)
___ Yes ___ No

     This option provides you with a convenient way to add to your account (minimum $50 and maximum $50,000) at any time you wish by simply calling the Trust's Shareholder Servicing Agent (the "Agent") toll-free at 1-800-952-6666. To establish this program, please complete Step 4, Sections A & B of this Application.

         (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)


C. AUTOMATIC WITHDRAWAL PLAN
(Minimum investment $5,000)

Application must be received in good order at least 2 weeks prior to 1st actual liquidation date.
(Check appropriate box)
___ Yes ___ No

     Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan Provisions set forth below. To realize the amount stated below, the Agent is authorized to redeem sufficient shares from this account at the then current Net Asset Value, in accordance with the terms below:

Dollar Amount of each withdrawal $____________ beginning________________
                                   Minimum:$50            Month/Year
               Payments to be made: ___ Monthly or ___ Quarterly

     Checks should be made payable as indicated below. If check is payable to a Financial Institution for your account, indicate Financial Institution name, address and your account number.
____________________________________   _________________________________
First Name Middle Initial  Last Name   Financial Institution Name

____________________________________   _________________________________
Street                                 Financial Institution Street Address

____________________________________   _________________________________
City                State      Zip     City           State      Zip

                                    ____________________________________
                                    Financial Institution Account Number


D. TELEPHONE EXCHANGE
(Check appropriate box)
___ Yes ___ No

This option allows you to effect exchanges among accounts in your name within the Aquilasm Group of Funds by telephone.

To make a Telephone Exchange, call the Agent at 1-800-952-6666

     The Agent is authorized to accept and act upon my/our or any other person's telephone instructions to execute the exchange of shares with identical shareholder registration in the manner described in the Prospectus. Except for gross negligence in acting upon such telephone instructions to execute an exchange, and subject to the conditions set forth herein, I/we understand and agree to hold harmless the Agent, each of the Aquila Funds and their respective officers, directors, trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorney's fees, resulting from acceptance of, or acting or failure to act upon, this Authorization.


E. EXPEDITED REDEMPTION
(Check appropriate box)
___Yes ___ No

The proceeds will be deposited to your Financial Institution account listed.

To make an expedited redemption, call the Agent at 1-800-952-6666

     Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of $1,000 or more to my/our account at a Financial Institution. The Financial Institution account must be in the same name(s) as this Trust account is registered.

(YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK).

_______________________________   _____________________________________
  Account Registration            Financial Institution Account Number
_______________________________   _____________________________________
  Financial Institution Name      Financial Institution Transit/Routing
                                                                 Number
_______________________________   _____________________________________
  Street                            City                State     Zip


F. CHECKING ACCOUNT SERVICE
(Check appropriate box)
___ Yes ___ No

     Please open a redemption checking account at PNC Bank, NA, in my
(our) name(s) as registered and send me (us) a supply of checks. I (we) understand that this checking account will be subject to the rules and regulations of Bank One Trust Company, N.A., pertaining thereto and as amended from time to time. For joint account: Check here whether either owner ___ is authorized, or all owners ___ are required to sign checks. IF NO BOX IS CHECKED, TWO SIGNATURES WILL BE REQUIRED ON JOINT ACCOUNTS.


STEP 4 Section A
DEPOSITOR'S AUTHORIZATION TO HONOR DEBITS

IF YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE INVESTMENT
YOU MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge to my/our account any drafts or debits drawn on my/our account initiated by the Agent, and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.

I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

Financial Institution Account Number __________________________________

Name and Address where my/our account is maintained
Name of Financial Institution__________________________________________

Street Address_________________________________________________________

City_______________________________State _________________ Zip ________

Name(s) and Signature(s) of Depositor(s) as they appear where account is registered
_________________________________________________
        (Please Print)
X________________________________________________  ____________________
        (Signature)                                    (Date)
_________________________________________________
        (Please Print)
X________________________________________________  ____________________
        (Signature)                                    (Date)


                           INDEMNIFICATION AGREEMENT

To: Financial Institution Named Above

So that you may comply with your depositor's request, Aquila Distributors, Inc. (the "Distributor") agrees:

1 Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated Clearing House Association.

2 To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3 To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.


STEP 4 Section B
SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED

- - The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Trust and has received and read a current Prospectus of the Trust and agrees to its terms.

- - I/We authorize the Trust and its agents to act upon these instructions for the features that have been checked.

- - I/We acknowledge that in connection with an Automatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, the Trust and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Trust account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Trust and its agents to correct any transfer error by a debit or credit to my/our Financial Institution account and/or Trust account and to charge the account for any related charges.

- - The Trust, the Agent and the Distributor and their Trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies (i) that Number is my correct taxpayer identification number and (ii) currently I am not under IRS notification that I am subject to backup withholding (line out (ii) if under notification). If no such Number is shown, the undersigned further certifies, under penalties of perjury, that either (a) no such Number has been issued, and a Number has been or will soon be applied for; if a Number is not provided to you within sixty days, the undersigned understands that all payments (including liquidations) are subject to 31% withholding under federal tax law, until a Number is provided and the undersigned may be subject to a $50 I.R.S. penalty; or
   (b) that the undersigned is not a citizen or resident of the U.S.; and either does not expect to be in the U.S. for 183 days during each calendar year and does not conduct a business in the U.S. which would receive any gain from the Trust, or is exempt under an income tax treaty.

NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW. FOR A TRUST, ALL TRUSTEES MUST SIGN.*

__________________________     __________________________     _________
Individual (or Custodian)      Joint Registrant, if any          Date
__________________________     __________________________     _________
Corporate Officer, Partner,    Title                             Date
Trustee, etc.

* For Trust, Corporations or Associations, this form must be accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.


SPECIAL INFORMATION

- - Certain features (Automatic Investment, Telephone Investment, Expedited Redemption and Direct Deposit of Dividends) are effective 15 days after this form is received in good order by the Trust's Agent.

- - You may cancel any feature at any time, effective 3 days after the Agent receives written notice from you.

- - Either the Trust or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.

- - The Trust reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days' written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.


BANKING INFORMATION

- - If your Financial Institution account changes, you must complete a Ready Access features form which may be obtained from Aquila Distributors at 1-800-228-7496 and send it to the Agent together with a "voided" check or pre-printed deposit slip from the new account. The new Financial Institution change is effective in 15 days after this form is received in good order by the Trust's Agent.

INVESTMENT ADVISER
 STCM Management Company Inc.
 380 Madison Avenue, Suite 2300
 New York, NY 10017

ADMINISTRATOR
 Aquila Management Corporation
 380 Madison Avenue, Suite 2300
 New York, New York 10017

DISTRIBUTOR
 Aquila Distributors, Inc.
 380 Madison Avenue, Suite 2300
 New York, New York 10017

TRUSTEES
 Lacy B. Herrmann, Chairman
 Theodore T. Mason, Vice Chairman
 Paul Y. Clinton
 Diana P. Herrmann
 Robert L. Krakoff
 Anne J. Mills
 Cornelius T. Ryan

OFFICERS
 Lacy B. Herrmann, President
 Charles E. Childs, III, Senior Vice President
 Diana P. Herrmann, Vice President
 John M. Herndon, Vice President & Assistant Secretary
 Rose F. Marotta, Chief Financial Officer
 Richard F. West, Treasurer
 Edward M.W. Hines, Secretary
 Patricia A. Craven, Assistant Secretary

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
 Bank One Trust Company, N.A.
 100 East Broad Street
 Columbus, OH 43271

INDEPENDENT AUDITORS
 KPMG Peat Marwick LLP
 345 Park Avenue
 New York, New York 10154

COUNSEL
 Hollyer Brady Smith Troxell
    Barrett Rockett Hines & Mone LLP
 551 Fifth Avenue
 New York, New York 10176

TABLE OF CONTENTS
Table of Expenses
Financial Highlights
Introduction
Investment Of The Trust's Assets
Investment Restrictions
Net Asset Value Per Share
How To Invest In The Trust
How To Redeem Your Investment
Automatic Withdrawal Plan
Management Arrangements
Dividend And Tax Information
Exchange Privilege
General Information



CAPITAL CASH
MANAGEMENT TRUST

A cash management
investment

[LOGO]
stability*liquidity*yield

PROSPECTUS

One of the
Aquilasm Group of Funds